UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, INC.
September 30, 2010
(Unaudited)
Schedule of Investments
INDIA (100% of holdings)
COMMON STOCKS (99.99% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India	99.99%
	Airlines	0.42%
398,409	Jet Airways (India), Ltd. +		$4,883,025	$7,225,181

			4,883,025	7,225,181

	Beverages — Alcoholic	0.97%
1,366,869	Radico Khaitan, Ltd.		4,241,809	5,277,663
324,522	United Spirits, Ltd.		7,511,004	11,360,256

			11,752,813	16,637,919

	Building & Construction	2.23%
8,471,098	Hindustan Construction Co., Ltd.		11,787,488	11,132,043
1,576,904	IRB Infrastructure Developers, Ltd.		8,708,128	9,139,972
2,270,168	Jaiprakash Associates, Ltd.		2,167,415	6,097,903
283,764	KEC International, Ltd.		1,270,882	3,145,180
1,028,372	Nagarjuna Construction Co., Ltd.		1,149,554	3,580,479
158,735	Sadbhav Engineering, Ltd.		4,536,998	5,245,832

			29,620,465	38,341,409

	Building — Residential / Commercial	0.24%
483,507	Sobha Developers, Ltd.		2,808,794	4,102,304

			2,808,794	4,102,304

	Cement	0.45%
88,687	Grasim Industries, Ltd.		3,142,056	4,377,311
143,429	UltraTech Cement, Ltd.		2,164,136	3,405,468

			5,306,192	7,782,779

	Chemicals	0.13%
444,000	Phillips Carbon Black, Ltd.		1,994,609	2,159,479

			1,994,609	2,159,479

	Computer Hardware	0.24%
1,491,200	HCL Infosystems, Ltd.		4,961,792	4,050,316

			4,961,792	4,050,316

	Computer Software & Programming	12.16%
549,821	Everonn Education, Ltd.		5,451,185	8,579,214
2,048,290	Infosys Technologies, Ltd.		25,157,961	138,619,114
1,888,673	KPIT Cummins Infosystems, Ltd.		1,510,189	6,792,246
3,784,091	Redington (India), Ltd.		5,404,254	7,591,761
1,886,154	Tata Consultancy Services, Ltd.		16,889,960	38,724,188
891,551	Wipro, Ltd.		2,624,086	8,895,669

			57,037,635	209,202,192

THE INDIA FUND, INC.
September 30, 2010
(Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Consumer Non-Durables	2.95%
12,796,579	ITC, Ltd.		$22,855,224	$50,705,038

			22,855,224	50,705,038

	Consumer Products	0.85%
984,947	Jyothy Laboratories, Ltd.		4,143,814	6,513,342
1,181,300	Marico, Ltd.		1,338,090	3,317,682
66,027	Titan Industries, Ltd.		1,161,330	4,818,200

			6,643,234	14,649,224

	Diversified Financial Services	2.98%
6,565,351	IFCI, Ltd.		8,571,176	8,927,183
2,315,412	Indiabulls Financial Service, Ltd.		7,655,288	7,329,862
652,728	Infrastructure Development Finance Co., Ltd.		640,905	2,940,799
1,620,994	Power Finance Corp.		4,927,522	12,384,272
1,020,642	Shriram Transport Finance Co., Ltd.		12,589,291	17,547,501
1,040,000	SREI Infrastructure Finance, Ltd.		1,671,436	2,126,983

			36,055,618	51,256,600

	Diversified Manufacturing	0.22%
800,306	Escorts, Ltd.		3,821,981	3,840,792

			3,821,981	3,840,792

	Diversified Operations	0.58%
1,605,120	Prakash Industries, Ltd.+		6,223,836	5,861,805
9,000,000	REI Agro, Ltd.		3,764,883	4,186,046

			9,988,719	10,047,851

	E-Services & Consulting	0.47%
1,207,003	Core Projects & Technologies, Ltd.		7,042,728	8,087,874

			7,042,728	8,087,874

	Electric — Integrated	0.64%
707,236	CESC, Ltd.		4,903,036	6,054,828
1,925,757	PTC India, Ltd.		2,966,885	4,939,212

			7,869,921	10,994,040

	Electric — Transmission	1.35%
3,348,762	Crompton Greaves, Ltd.		16,216,161	23,303,836

			16,216,161	23,303,836

	Electronics & Electrical Equipment	4.62%
594,430	Bharat Heavy Electricals, Ltd.		10,615,857	32,854,709
1,057,385	Exide Industries, Ltd.		1,242,653	3,837,977
3,737,113	JSW Energy, Ltd.		8,052,264	9,855,300
878,116	Jyoti Structures, Ltd.		232,290	2,671,380
10,655,073	Lanco Infratech, Ltd.+		12,431,395	16,966,072

THE INDIA FUND, INC.
September 30, 2010
(Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Electronics & Electrical Equipment (continued)
556,997	Reliance Infrastructure, Ltd.		$8,364,890	$13,259,590

			40,939,349	79,445,028

	Energy — Alternate Sources	0.12%
781,946	Websol Energy Systems, Ltd. +		3,247,755	2,109,088

			3,247,755	2,109,088

	Engineering	2.37%
773,590	Larsen & Toubro, Ltd.		20,548,165	35,201,056
312,159	Thermax, Ltd.		184,068	5,535,291

			20,732,233	40,736,347

	Finance	22.86%
1,098,138	Axis Bank, Ltd.		22,148,616	37,420,027
1,228,473	Bank of Baroda		9,784,552	23,861,383
3,499,261	Development Credit Bank, Ltd. +		4,533,314	4,551,726
1,164,405	Federal Bank, Ltd.		7,594,507	10,147,569
1,031,076	HDFC Bank, Ltd.		20,631,500	56,924,298
3,774,491	Housing Development Finance Corp., Ltd.		8,640,122	61,319,204
3,446,031	ICICI Bank, Ltd.		46,496,946	85,151,897
34,200	ICICI Bank, Ltd. ADR		1,016,797	1,704,870
536,137	Oriental Bank of Commerce		4,172,979	5,500,371
612,199	Punjab National Bank, Ltd.		6,211,279	17,600,295
1,457,507	Rural Electrification Corp., Ltd.		5,765,868	11,106,051
819,491	State Bank of India		12,013,702	58,964,689
22,550	State Bank of India GDR		257,070	3,231,415
2,024,081	Yes Bank, Ltd.		12,596,395	15,833,192

			161,863,647	393,316,987

	Finance — Other Services	0.19%
1,000,000	Manappuram General Finance & Leasing, Ltd.		2,056,904	3,243,574

			2,056,904	3,243,574

	Food	0.20%
1,717,410	Shree Renuka Sugars, Ltd.		3,159,578	3,361,438

			3,159,578	3,361,438

	Independent Power Producers	0.54%
3,137,965	Adani Power, Ltd.+		8,310,840	9,364,662

			8,310,840	9,364,662

	Investment Companies	0.76%
705,345	Bajaj Holdings and Investment, Ltd.		10,886,489	13,078,746

			10,886,489	13,078,746

THE INDIA FUND, INC.
September 30, 2010
(Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Media	0.14%
606,061	Eros International Media, Ltd. +		$2,321,056	$2,360,313

			2,321,056	2,360,313

	Media — Conglomerates	0.25%
362,703	UTV Software Communications, Ltd. +		4,087,979	4,297,790

			4,087,979	4,297,790

	Metal — Aluminum	0.81%
541,443	Ess Dee Aluminium, Ltd.		5,370,652	5,962,681
1,834,497	Hindalco Industries, Ltd.		6,251,024	8,032,431

			11,621,676	13,995,112

	Metal — Diversified	0.85%
240,604	Hindustan Zinc, Ltd.		1,540,061	5,790,077
2,385,410	Sterlite Industries (India), Ltd.		3,713,114	8,854,710

			5,253,175	14,644,787

	Motorcycle/Motor Scooter	1.58%
829,808	Bajaj Auto, Ltd.		13,672,723	27,175,820

			13,672,723	27,175,820

	Oil & Gas	0.13%
68,194	Oil India, Ltd.		1,493,144	2,299,944

			1,493,144	2,299,944

	Petroleum Related	12.61%
968,996	Cairn India, Ltd.+		3,064,721	7,240,245
3,772,828	GAIL India, Ltd.		31,175,938	39,936,478
1,641,348	Oil and Natural Gas Corp., Ltd.		28,581,081	51,194,643
5,406,670	Reliance Industries, Ltd.		28,643,126	118,679,625

			91,464,866	217,050,991

	Pharmaceuticals	5.34%
590,047	Aurobindo Pharma, Ltd.		11,537,719	13,661,620
846,778	Cadila Healthcare, Ltd.		9,012,359	12,363,882
789,665	Dr. Reddy’s Laboratories, Ltd.		19,761,588	25,311,105
74,200	Dr. Reddy’s Laboratories, Ltd. ADR		1,444,757	2,390,724
2,021,816	Glenmark Pharmaceuticals, Ltd.		12,097,225	13,430,779
2,858,768	Lupin, Ltd.		10,553,023	24,719,580

			64,406,671	91,877,690

	Publishing	0.96%
600,000	Business India Publications (Preferential Shares)+		1,003,792	78,780
1,264,475	HT Media, Ltd.		4,053,424	4,516,485
4,134,295	Jagran Prakashan, Ltd.		8,149,719	11,854,989

			13,206,935	16,450,254

THE INDIA FUND, INC.
September 30, 2010
(Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Real Estate Operation / Development	1.23%
1,809,954	Anant Raj Industries, Ltd.		$5,507,537	$5,657,239
743,252	DB Realty, Ltd.+		7,426,965	6,711,350
190,850	DLF, Ltd.		1,508,992	1,602,486
44,722	Future Mall Management, Ltd.+		236,247	236,871
1,193,997	Housing Development and Infrastructure, Ltd.+		5,473,998	6,884,714

			20,153,739	21,092,660

	Retail — Major Department Stores	0.56%
894,438	Pantaloon Retail India, Ltd.		7,638,647	9,645,041

			7,638,647	9,645,041

	Rubber	0.24%
158,908	Jain Irrigation Systems, Ltd.		3,478,375	4,221,397

			3,478,375	4,221,397

	Shipbuilding	0.58%
4,700,000	Pipavav Shipyard, Ltd.+		9,488,959	9,915,656

			9,488,959	9,915,656

	Steel	3.25%
361,774	Godawari Power and Ispat, Ltd.		1,838,484	1,681,865
1,951,624	Jindal Saw, Ltd.		4,039,260	9,287,967
1,014,018	Jindal Steel & Power, Ltd.		928,228	15,962,293
550,759	JSW Steel, Ltd.		9,286,440	16,379,978
2,099,635	Welspun Corp., Ltd.		8,981,549	12,562,298

			25,073,961	55,874,401

	Telecommunications	0.96%
2,038,479	Bharti Airtel, Ltd.		4,957,563	16,599,076

			4,957,563	16,599,076

	Televisions	2.19%
1,102,109	Network 18 Media & Investment, Ltd.+		3,637,576	3,717,027
689,059	Sun TV Network, Ltd.		5,147,164	7,957,876
3,896,917	Zee Entertainment Enterprises, Ltd.		18,766,412	26,056,053

			27,551,152	37,730,956

	Textiles	0.48%
1,448,748	Bombay Rayon Fashions, Ltd.		6,980,281	8,261,749

			6,980,281	8,261,749

	Vehicle Components	2.38%
10,602,616	Apollo Tyres, Ltd.		11,506,303	19,124,113
761,685	Cummins India, Ltd.		5,076,843	12,524,959
2,277,083	JK Tyre & Industries, Ltd.		7,794,160	9,336,877

			24,377,306	40,985,949

THE INDIA FUND, INC.
September 30, 2010
(Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (concluded)
	Vehicles	6.91%
3,369,250	Ashok Leyland, Ltd.		$1,069,260	$5,417,343
1,661,716	Mahindra & Mahindra, Ltd.		8,060,431	25,638,538
289,022	Maruti Suzuki India, Ltd.		5,293,731	9,268,193
2,433,079	Tata Motors, Ltd.		43,889,429	59,415,102
745,600	Tata Motors, Ltd. — A		7,935,613	13,168,091
233,650	Tata Motors, Ltd. ADR		4,407,626	5,960,411

			70,656,090	118,867,678

			887,940,004	1,720,389,968

	TOTAL COMMON STOCKS		887,940,004	1,720,389,968

WARRANTS (0.01% of holdings)
	Building — Heavy Construction	0.01%
11,301	Sadbhav Engineering Warrants+		0	238,922

			0	238,922

	TOTAL WARRANTS		0	238,922

	TOTAL INVESTMENTS	100.00%	$887,940,004	$1,720,628,890

Footnotes and Abbreviations

ADR —	American Depository Receipts

GDR —	Global Depository Receipts

+ Non income producing.
As of June 30, 2010, the aggregate cost for federal income tax purposes was $908,758,451.

Excess of value over tax cost	$659,210,241
Excess of tax cost over value	(16,017,096)

$643,193,145

Supplemental Information to the Schedule of Investments
Fair Value Measurements:
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 — price quotations in active markets/exchanges for identical securities
Level 2 — other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2010, is as follows:

	Fair Value at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
	Value at	Identical Assets	Inputs	Inputs
	September 30, 2010	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Real Estate Operation/Development	$21,092,660	$20,855,789		$236,871
Publishing	16,450,254	16,371,474		78,780
Media	2,360,313		$2,360,313
All Other	1,680,486,741	1,680,486,741

Total Common Stocks	$1,720,389,968	$1,717,714,004	$2,360,313	$315,651

Warrants
Building — Heavy Construction	$238,922	$238,922

Total Warrants	$238,922	$238,922

Total*	$1,720,628,890	$1,717,952,926	$2,360,313	$315,651

*  See Schedule of Investments for identification of securities by security type and industry classification.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

		Electronics & Electrical	Real Estate
	Publishing	Equipment	Operation/Development
Balance, as of December 31, 2009	$1,268,837	$6,728,735	$0
Realized gain (loss)	0	0	0
Change in unrealized appreciation (depreciation)	9,766	85,610	624
Net purchases (sales)	0	0	236,247
Net transfers in/out of Level 3	(1,199,823)	(6,814,345)	0

Balance, as of September 30, 2010	$78,780	$0	$236,871

Financial Derivative Instruments:
Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. At September 30, 2010, the Fund held no derivative instruments.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President (principal executive officer)

Date November 5, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President (principal executive officer)

Date November 5, 2010

By (Signature and Title)*	/s/ Joseph M. Malangoni

Joseph M. Malangoni, Treasurer and Vice President (principal financial officer)

Date November 5, 2010

*	Print the name and title of each signing officer under his or her signature.